Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 27,758
Depreciation charge for the year	(14,033)	€ (16,737)	€ (19,425)
Property, plant and equipment at end of period	24,839	27,758
Right of use assets	16,856	20,938	30,530
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,820
Property, plant and equipment at end of period	7,983	6,820
Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,522
Property, plant and equipment at end of period	6,504	5,522
Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,298
Property, plant and equipment at end of period	1,479	1,298
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	99,514
Acquisition of subsidiaries	104
Disposal of subsidiary	(172)
Additions	4,776	3,292
Disposals	(2,654)	(3,236)
Reclassifications	(4)	32
Exchange differences	(554)	60
Property, plant and equipment at end of period	85,344	99,514
Cost | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,340	33,192
Property, plant and equipment at end of period	34,836	33,340	33,192
Cost | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	50,508	66,174
Cost | Machinery, equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries	103
Disposal of subsidiary	(158)
Additions	4,087	3,234
Disposals	(1,507)	(2,540)
Reclassifications	(194)	128
Exchange differences	(524)	70
Cost | Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28,494	27,602
Property, plant and equipment at end of period	30,301	28,494	27,602
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries	1
Disposal of subsidiary	(14)
Additions	689	58
Disposals	(1,147)	(696)
Reclassifications	190	(96)
Exchange differences	(30)	(10)
Cost | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,846	5,590
Property, plant and equipment at end of period	4,535	4,846	5,590
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(71,756)
Depreciation charge for the year	(3,201)	(3,762)
Disposal of subsidiary	127
Impairment charge for the year	(2)	(15)
Disposals	2,369	3,183
Reclassifications	4	(32)
Exchange differences	370	(76)
Property, plant and equipment at end of period	(60,505)	(71,756)
Accumulated depreciation and impairment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26,520)	(25,818)
Property, plant and equipment at end of period	(26,853)	(26,520)	(25,818)
Accumulated depreciation and impairment | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	(33,652)	(45,236)
Accumulated depreciation and impairment | Machinery, equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	(2,672)	(3,246)
Disposal of subsidiary	123
Impairment charge for the year	(2)	(15)
Disposals	1,380	2,497
Reclassifications	4	(128)
Exchange differences	342	(90)
Accumulated depreciation and impairment | Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(22,972)	(21,990)
Property, plant and equipment at end of period	(23,797)	(22,972)	(21,990)
Accumulated depreciation and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	(529)	(516)
Disposal of subsidiary	4
Impairment charge for the year	0	0
Disposals	989	686
Reclassifications	0	96
Exchange differences	28	14
Accumulated depreciation and impairment | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,548)	(3,828)
Property, plant and equipment at end of period	€ (3,056)	€ (3,548)	€ (3,828)